Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The Company's net deferred tax assets consist of the following components:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$3,013,721	$1,418,873
Stock-based compensation	1,800,935	1,132,473
Deferred compensation	31,718	156,717
Accrued bonus	109,673	222,339
Other	71,107	—
Total net deferred tax assets before valuation allowance	5,027,154	2,930,402
Valuation allowance	(5,027,154)	(2,930,402)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The income tax expense (benefit) differs from the expense (benefit) that would result from applying federal statutory rates to loss before income taxes as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.4%	6.5%
Stock-based compensation	(1.9)%	(2.6)%
Loss on extinguishment of debt	(3.9)%	— %
Other nondeductible expenses/(nontaxable income)	(2.8)%	0.2%
Change in valuation allowance	(16.8)%	(25.1)%
Income tax benefit	— %	— %